Description of Organization and Business Operations, Liquidity and Capital Resources (Q3) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Description of Organization and Business Operations [Abstract]
Cash held outside of trust Account	$ 109,940	$ 520,422	$ 886,279
Securities held in Trus Account	153,781,268	225,433,349	$ 221,060,045
Working capital	(2,263,355)	527,035
Interest available to pay tax obligations	$ 48,000	$ 4,912,579